LEASES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Amortization of right-of-use assets	$ (793,981)	$ (521,099)	$ (249,387)
Interest expense on lease liabilities	(278,186)	(106,474)	(78,040)
Expense relating to short-term leases and leases of low-value assets	(143,789)	(72,542)	(85,100)
Net amount recognized in profit or loss	$ (1,215,956)	$ (700,115)	$ (412,527)